Contingent liabilities	12 Months Ended
Dec. 31, 2022
Other long-term liabilities [Abstract]
Contingent liabilities

Note 22 - Contingent liabilities

On December 12, 2022, the Company was served with a motion (the “Motion”), requesting the discovery of documents. The Motion was filed with the Tel Aviv District court (Economic Department) by the Company’s shareholder, Mr. Kfir Sapir (the “Plaintiff”). The Plaintiff asserted that the Company’s acquisition of DeepCube did not accurately reflect the acquired company’s value. Furthermore, the Plaintiff claimed that there were flaws in the approval process for the acquisition during the meeting of the Company’s board of directors, which allegedly resulted in a breach of the directors’ fiduciary duties. Additionally, the Plaintiff contended that the Company had undervalued DeepCube in its financial reports for 2021, suggesting that the acquired company had no worth to begin with. The Company submitted its response to the Motion on March 6, 2023, in which it rebutted the claims made in the Motion and contended that the Motion should be dismissed for lack of standing, as the Plaintiff is not a shareholder, and for failure to meet the threshold requirements, as he did not approach the Company’s board of directors before filing the Motion. In addition, the Company addressed the substance of the Motion and contended that the acquisition had received all necessary approvals and is entitled to the defense of the business judgment rule under the Israeli corporate law. The Company also argued that the Plaintiff had failed to demonstrate any connection between the reduction of DeepCube’s value in the 2021 financial reports and the acquisition, or to establish that the acquisition had caused any financial loss. Furthermore, the Plaintiff had not shown that the Motion would benefit the Company or that it had been brought in good faith. A hearing regarding the Motion has been scheduled for April 17, 2023.

Regarding claims and notions submitted after the reporting period, see note 24.